INCOME TAXES - Income taxes paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Foreign income	$ 0	$ 0
Foreign income tax expense	0	0
Foreign income taxes paid	0	$ 0
Federal income taxes paid	1,800
State income taxes paid	$ 168,000
Income Tax Paid, after Refund Received, State and Local Jurisdictions [Extensible Enumeration]	stpr:NY